Borrowings (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Borrowings
Fixed-rate debt	$ 24,049	$ 18,547
Floating-rate debt	5,631	8,614
Fixed-rate debt, Average Rate (as a percent)	3.43%	4.38%
Floating-rate debt, Average Rate (as a percent)	1.91%	1.54%
Long-Term Debt, including current portion	29,680	27,161
Notional interest rate swaps that effectively convert the fixed-rate long-term debt into floating-rate debt	4,252	5,898
Pre-swap annual contractual maturities of long-term debt outstanding
2013	5,561
2014	3,791
2015	2,677
2016	3,058
2017	4,531
2018 and beyond	10,042
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	$ 29,660	$ 26,702